SUMMARY OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade payables	$ 1,251	$ 401
Amounts due to related parties (Note 9)	67	33
Accrued liabilities	331	46
Trade payables and accrued liabilities	$ 1,649	$ 480